Equity-Based Compensation Plans - Equity-Based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 26, 2021	Jun. 27, 2021	Mar. 28, 2021	Sep. 27, 2020	Jun. 28, 2020	Mar. 29, 2020	Sep. 26, 2021	Sep. 27, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation expense	$ 2,486	$ 131	$ 131	$ 121	$ 114	$ 121			$ 487	$ 437
Selling, General and Administrative Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation expense									$ 487	$ 437
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation expense	376						$ 376
Profit Interest Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation expense	$ 2,110			$ 121			$ 2,372	$ 356